RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Balances with affiliates
Due from a related party		$ 22,822
Deposit fee paid to a related party for IP acquisition (Note 4)		2,220
Companies in which majority shareholder of the entity's ordinary shares hold a majority of preferred shares
RELATED PARTY TRANSACTIONS
Number of companies with which the entity has related party transactions	2
Sales of products to a related party	1,204	706	1,143
Royalty fee charged to a related party	3,210	2,521	64
Purchase of materials on behalf of a related party	17,326	25,836	2,274
Commission fee recorded for a related party	684	531
Fees charged for material purchases on behalf of a related party	819	1,298	124
Purchase of IP license from another related party (Note 8)	46,000
Balances with affiliates
Due from a related party		22,822
Deposit fee paid to a related party for IP acquisition (Note 4)		$ 2,220